UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kingdon Capital Management, L.L.C.

Address:  152 West 57th Street
          New York, New York 10019


13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Cobos
Title:  Chief Financial Officer
Phone:  (212) 333-0100


Signature, Place and Date of Signing:

/s/ Peter J. Cobos               New York, New York            May 15, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  132

Form 13F Information Table Value Total: $1,023,935,543.40


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1           28-3498                          Mark Kingdon
----        -------------------              ------------------------------

                        FORM 13F INFORMATION TABLE



                                                 Kingdon Capital Management, LLC.
                                                             Form 13F
                                                          March 31, 2003

          Item 1:                  Item 2:        Item 3:      Item 4:      Item 5:           Item 6:    Item 7:      Item 8:
                                                   CUSIP     Fair Market                    Investment                Voting
      Name of Issuer           Title of Class      Number       Value       Shares          Discretion   Managers  Authority - Sole
      --------------           --------------      ------    -----------    ------          ----------   --------  ----------------
Abgenix Inc.                   Common            00339B107     9,548,000  1,100,000   SH   Shared-Other     1      1,100,000
Agere Systems Inc.             Class A           00845V100     4,000,000  2,500,000   SH   Shared-Other     1      2,500,000
Alcan Aluminum                 Common            013716105    13,950,000    500,000   SH   Shared-Other     1        500,000
Allied Waste Inds. Inc.        Common            019589308     2,153,305    269,500   SH   Shared-Other     1        269,500
Amdocs Ltd.                    ORD               G02602103     2,124,800    160,000   SH   Shared-Other     1        160,000
Amer. Elec. Power Inc.         Common            025537101    11,425,000    500,000   SH   Shared-Other     1        500,000
America Movil S A DE CV        Spon ADR L SHS    02364W105     5,361,370    401,000   SH   Shared-Other     1        401,000
Amgen Inc.                     Common            03116210     23,675,572    411,177   SH   Shared-Other     1        411,177
AnnTaylor Stores Corp.         Common            036115103     7,801,400    380,000   SH   Shared-Other     1        380,000
Anthem Inc.                    Common            03674B104    25,327,375    382,300   SH   Shared-Other     1        382,300
AOL Time Warner Inc.           Common            00184A105     5,430,000    500,000   SH   Shared-Other     1        500,000
Apex Silver Mines Ltd.         ORD               G04074103     5,514,100    411,500   SH   Shared-Other     1        411,500
Applied Materials Inc.         Common            038222105     7,554,000    600,000   SH   Shared-Other     1        600,000
ARV Assisted Living Inc.       Common            00204C107     2,963,328    771,700   SH   Shared-Other     1        771,700
AT & T Corp.                   Common New        001957505    18,022,500  1,112,500   SH   Shared-Other     1      1,112,500
ATI Tech. Inc.                 Common            001941103     4,369,000    850,000   SH   Shared-Other     1        850,000
AudioCodes Ltd.                ORD               M15342104     2,011,258    761,840   SH   Shared-Other     1        761,840
AutoNation Inc.                Common            05329W102    12,750,000  1,000,000   SH   Shared-Other     1      1,000,000
BEA Systems Inc.               Common            073325102     3,559,500    350,000   SH   Shared-Other     1        350,000
Business Objects               ADR               12328X10      3,268,000    200,000   SH   Shared-Other     1        200,000
Caterpillar Inc. Del.          Common            149123101    39,360,000    800,000   SH   Shared-Other     1        800,000
Check Point Software Tech Lt.  Common            M22465104     4,329,000    300,000   SH   Shared-Other     1        300,000
China Telecom Corp. Ltd.       Spon ADR H SHS    169426103     2,243,750    125,000   SH   Shared-Other     1        125,000
ChipPAC                        Class A           169657103     3,600,000  1,000,000   SH   Shared-Other     1      1,000,000
Citigroup Inc.                 Common            172967101    17,225,000    500,000   SH   Shared-Other     1        500,000
Cognos Inc.                    Common            19244C109     6,245,250    275,000   SH   Shared-Other     1        275,000
Comcast Corp.                  Class A Spl       20030N200    18,993,857    674,849   SH   Shared-Other     1        674,849
Cooper Industries              Class A           G24182100     7,142,000    200,000   SH   Shared-Other     1        200,000
Costco Wholesale Corp. New     Common            22160K105    11,753,460    391,000   SH   Shared-Other     1        391,000
Cott Corp. Que                 Common            22163N106     3,508,245    199,900   SH   Shared-Other     1        199,900
Cox Comm. Inc. New             Class A           224044107     3,111,000    100,000   SH   Shared-Other     1        100,000
Crown Holdings Inc.            Common            228368106     4,052,020    721,000   SH   Shared-Other     1        721,000
Cypress Semiconductor Corp.    Common            232806109     4,140,000    600,000   SH   Shared-Other     1        600,000
dELiA*s Corp.                  Class A           24688Q101       105,000    300,000   SH   Shared-Other     1        300,000
DepoMed Inc.                   Common            249908104  1,971,202.79    468,108   SH   Shared-Other     1        468,108
Documentum Inc.                Common            256159104     4,290,000    330,000   SH   Shared-Other     1        330,000
Dow Chemical Co.               Common            260543103    27,610,000  1,000,000   SH   Shared-Other     1      1,000,000
Du Pont E I DE Nemours & Co.   Common            263534109     9,715,000    250,000   SH   Shared-Other     1        250,000
Duke Energy Corp.              Common            264399106     5,089,000    350,000   SH   Shared-Other     1        350,000
Eclipsys Corp.                 Common            278856109     2,743,780    346,000   SH   Shared-Other     1        346,000
eDiets.com Inc                 Common            28059710         84,768     63,735   SH   Shared-Other     1         63,735
eFunds Corp.                   Common            28224R101     1,722,546    251,100   SH   Shared-Other     1        251,100
El Paso Corp.                  Common            28336L109     7,562,500  1,250,000   SH   Shared-Other     1      1,250,000
Entrust Inc.                   Common            293848107     3,239,500  1,295,800   SH   Shared-Other     1      1,295,800
Fed. Dept. Stores Inc. De      Common            31410H101     4,203,000    150,000   SH   Shared-Other     1        150,000
Fifth Third Bancorp            Common            316773100    11,301,750    225,000   SH   Shared-Other     1        225,000
Flamel Tech. SA                Spon ADR          338488109     4,605,300    645,000   SH   Shared-Other     1        645,000
Flir Systems Inc.              Common            302445101     8,242,500    175,000   SH   Shared-Other     1        175,000
Ford Motor Co. Del.            Common Par $0.01  345370860    18,800,000  2,500,000   SH   Shared-Other     1      2,500,000
Foundry Networks Inc.          Common            35063R100     4,005,000    500,000   SH   Shared-Other     1        500,000
Fresenius D                    Preferred D       358030203        40,439    416,900   SH   Shared-Other     1        416,900
Gart Sports Co.                Common            366630101       570,000     30,000   SH   Shared-Other     1         30,000
Gemstar-TV Guide Intl. Inc.    Common            36866W106     5,856,000  1,600,000   SH   Shared-Other     1      1,600,000
General Motors Corp.           Common            370442105    33,620,000  1,000,000   SH   Shared-Other     1      1,000,000
Genzyme General Division       Common Genl Div   372917104    10,905,000    300,000   SH   Shared-Other     1        300,000
Global Industries Ltd.         Common            379336100     2,153,569    455,300   SH   Shared-Other     1        455,300
GlobespanVirata Inc.           Common            37957V106     1,800,000    400,000   SH   Shared-Other     1        400,000
Globix Corp.                   Common            37957F20        443,410    197,071   SH   Shared-Other     1        197,071
Halliburton Co.                Common            406216101     6,219,000    300,000   SH   Shared-Other     1        300,000
Hartford Group Inc.            Common            416515104     5,293,500    150,000   SH   Shared-Other     1        150,000
HCA Inc.                       Common            404119109    12,408,000    300,000   SH   Shared-Other     1        300,000
HealtheTech Inc.               Common            422210104     2,323,333  1,416,667   SH   Shared-Other     1      1,416,667
HJ Heinz Co.                   Common            423074103     3,358,000    115,000   SH   Shared-Other     1        115,000
HMS Hldgs. Corp.               Common            40425J101     1,008,000    450,000   SH   Shared-Other     1        450,000
Home Depot Inc.                Common            437076102    16,564,800    680,000   SH   Shared-Other     1        680,000
Honeywell Int'l Inc.           Common            438516106    21,360,000  1,000,000   SH   Shared-Other     1      1,000,000
Interland Inc.                 Common            458727104       623,610    959,400   SH   Shared-Other     1        959,400
Interpublic Grp. Cos. Inc.     Common            460690100     3,800,910    408,700   SH   Shared-Other     1        408,700
ITC DeltaCom Inc.              Common            45031T40      1,230,392    768,995   SH   Shared-Other     1        768,995
J D Edwards & Co.              Common            281667105     5,515,000    500,000   SH   Shared-Other     1        500,000
JP Morgan Chase & Co.          Common            46625H100    18,968,000    800,000   SH   Shared-Other     1        800,000
KT Corp.                       Spon ADR          48268K101     5,822,347    339,100   SH   Shared-Other     1        339,100
Liberty Media Corp. New        Com. Ser A        530718105    10,227,952  1,051,177   SH   Shared-Other     1      1,051,177
Mandalay Resort Group          Common            562567107     5,980,520    217,000   SH   Shared-Other     1        217,000
Marvell Tech. Group Ltd.       ORD               G5876H105    12,720,000    600,000   SH   Shared-Other     1        600,000
Mattel Inc.                    Common            577081102       562,500     25,000   SH   Shared-Other     1         25,000
MBNA Corp.                     Common            55262L100    10,911,250    725,000   SH   Shared-Other     1        725,000
McDonald's Corp.               Common            580135101     4,048,800    280,000   SH   Shared-Other     1        280,000
Merrill Lynch & Co. Inc.       Common            590188108    14,160,000    400,000   SH   Shared-Other     1        400,000
Micron Tech. Inc.              Common            595112103     7,326,000    900,000   SH   Shared-Other     1        900,000
Microsoft Corp.                Common            594918104     4,842,000    200,000   SH   Shared-Other     1        200,000
MicroStrategy Inc              Class A New       594972408     4,820,000    200,000   SH   Shared-Other     1        200,000
Mobile Telesystems OJSC        Spon ADR          607409109     2,057,000     50,000   SH   Shared-Other     1         50,000
Netease Com. Inc.              Spon ADR          64110W102     3,368,250    225,000   SH   Shared-Other     1        225,000
Network Appliance Inc.         Common            64120L104     7,819,000    700,000   SH   Shared-Other     1        700,000
New Focus Inc.                 Common            644383101     6,597,554  2,121,400   SH   Shared-Other     1      2,121,400
NTL Inc. Del.                  Common            62940M104     3,809,800    430,000   SH   Shared-Other     1        430,000
NVIDIA Corp.                   Common            67066G104     3,861,000    300,000   SH   Shared-Other     1        300,000
Olin Corp.                     Common            680665205     1,186,501     65,300   SH   Shared-Other     1         65,300
Orbital Sciences Corp.         Common            685564106     9,878,836  1,910,800   SH   Shared-Other     1      1,910,800
Packaging Corp. of Amer.       Common            695156109    18,984,341  1,054,100   SH   Shared-Other     1      1,054,100
Parker Hannifin Corp.          Common            701094104    13,559,000    350,000   SH   Shared-Other     1        350,000
Providian Finl. Corp.          Common            74406A102     4,920,000    750,000   SH   Shared-Other     1        750,000
Rambus Inc. Del.               Common            750917106     6,274,750    475,000   SH   Shared-Other     1        475,000
Regal Entertainment Grp.       Class A           758766109     3,231,000    180,000   SH   Shared-Other     1        180,000
Renaissance Re Hldgs. Ltd.     Common            G7496G103     1,401,750     35,000   SH   Shared-Other     1         35,000
Research In Motion Ltd.        Common            760975102     7,454,160    571,200   SH   Shared-Other     1        571,200
RF Micro Devices Inc.          Common            749941100     3,600,000    600,000   SH   Shared-Other     1        600,000
Riverstone Networks Inc.       Common            769320102     1,592,520  1,154,000   SH   Shared-Other     1      1,154,000
Rohm & Haas Co.                Common            775371107     8,934,000    300,000   SH   Shared-Other     1        300,000
Roxio Inc.                     Common            780008108     1,120,000    175,000   SH   Shared-Other     1        175,000
RSA Security Inc.              Common            749719100     8,233,756  1,159,684   SH   Shared-Other     1      1,159,684
Rural Cellular Corp.           Class A           781904107       199,750    235,000   SH   Shared-Other     1        235,000
S&P Dep. Rcpt.                 Unit Ser 1        78462F103       636,000      7,500   SH   Shared-Other     1          7,500
Sanmina SCI Corp.              Common            800907107     6,834,000  1,700,000  CALL  Shared-Other     1      1,700,000
Seagate Tech.                  SHS               G7945J104     4,644,000    450,000  CALL  Shared-Other     1        450,000
Sealed Air Corp. New           Common            81211K100    12,039,000    300,000   SH   Shared-Other     1        300,000
Sealed Air Corp. Pref. A       PFD CV A $2       81211K209    16,093,000    350,000   SH   Shared-Other     1        350,000
Sears Roebuck & Co.            Common            812387108    12,075,000    500,000   SH   Shared-Other     1        500,000
SINA Corp.                     Spon ADR          G81477104     1,600,000    200,000   SH   Shared-Other     1        200,000
Smithfield Foods Inc.          Common            832248108     8,232,712    464,600   SH   Shared-Other     1        464,600
Smurfit Stone Container Corp.  Common            832727101    10,648,000    800,000   SH   Shared-Other     1        800,000
Sohu Com. Inc.                 Spon ADR          83408W103     2,186,000    200,000   SH   Shared-Other     1        200,000
Sonus Networks Inc.            Common            835916107     2,812,500  1,250,000   SH   Shared-Other     1      1,250,000
St. Jude Medical Inc.          Common            790849103    29,812,526    611,539   SH   Shared-Other     1        611,539
Target Corp.                   Common            87612E106    12,581,800    430,000   SH   Shared-Other     1        430,000
Telefonos de Mexico SA         Spon ADR Ord L    879403780    16,346,000    550,000   SH   Shared-Other     1        550,000
PT Telekomunikasi Indonesia    Spon ADR          715684106       814,000    100,000   SH   Shared-Other     1        100,000
Telesystem Int'l  Wireless     Common            879946507     1,089,408  4,539,200   SH   Shared-Other     1      4,539,200
Tenet Healthcare Corp.         Common            88033G100    13,360,000    800,000   SH   Shared-Other     1        800,000
Triad Hospitals Inc.           Common            89579K10     23,844,160    886,400   SH   Shared-Other     1        886,400
Turnstone Systems Inc.         Common            900423104     1,453,051    517,100   SH   Shared-Other     1        517,100
United Health Group Inc.       Common            91324P102    21,175,770    231,000   SH   Shared-Other     1        231,000
UnitedGlobalCom                Class A           913247508     1,636,935    536,700   SH   Shared-Other     1        536,700
US Industries Inc. New         Common            912080108     1,734,876    438,100   SH   Shared-Other     1        438,100
Verisign Inc.                  Common            92343E102     3,492,000    400,000   SH   Shared-Other     1        400,000
Vitesse Semiconductor Corp.    Common            928497106     3,940,500  1,850,000   SH   Shared-Other     1      1,850,000
Washington Mutual Inc.         Common            939322103    17,635,000    500,000   SH   Shared-Other     1        500,000
Wendy's Int'l Inc.             Common            950590109    11,004,000    400,000   SH   Shared-Other     1        400,000
Willis Group Hldgs. Ltd.       Common            G96655108     8,310,000    300,000   SH   Shared-Other     1        300,000
Yellow Corp.                   Common            985509108     3,170,019    131,700   SH   Shared-Other     1        131,700
Yum Brands Inc.                Common            988498101     9,367,050    385,000   SH   Shared-Other     1        385,000

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48400.0002 #404735